INCOME TAXES (Schedule of the Reconciliation of the Effective Tax Rate) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Income before taxes on income	$ 6,007	$ 5,840	$ 11,621
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Theoretical income tax expense	1,502	1,402	2,905
"Approved Enterprise" benefit	(1,369)	(1,751)
Non-deductible expenses	757	78	230
Previous years taxes		(156)
Tax on previously distributed dividend from tax-exampt income	812
Loss and timing differences for which no deferred taxes were recorded	1,009	994
Tax adjustment in respect of different tax rate	(151)	(400)
Other	(87)	5	97
Taxes on income	$ 2,473	$ 172	$ 3,232
Basic	$ 0.13	$ 0.18
Diluted	$ 0.13	$ 0.18